Organization and principal activities	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and principal activities
1.	Organization and principal activities

58.com Inc. (the “Company”), through its consolidated subsidiaries, including wholly-foreign owned enterprises (“WFOEs”), variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”), is primarily engaged in the operation of various multi-category online classifieds platforms and vertical listing platforms that enable local businesses and consumers to connect, share information and conduct business in the People's Republic of China (the “PRC” or “China”).

In 2018, the Company’s major consolidated subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Name	Date of incorporation or acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned and majority owned subsidiaries of the Company:
China Classified Network Corporation (“CCNC BVI”)	January 5, 2010	British Virgin Islands	100%
China Classified Information Corporation Limited (“CCIC HK”)	January 18, 2010	Hong Kong	100%
Beijing Chengshi Wanglin Information Technology Co., Ltd. (“Wanglin”)	March 8, 2010	PRC	100%
58 Tongcheng Information Technology Co., Ltd. (“58 Technology”)	March 15, 2012	PRC	100%
Anjuke Inc. (“Anjuke”)	March 2, 2015	Cayman Island	100%
Ruiting Network Technology (Shanghai) Co., Ltd. (“Shanghai Ruiting”)	March 2, 2015	PRC	100%
58.com Holdings Inc. (“58 Holdings”)	July 11, 2014	British Virgin Islands	100%
Falcon View Technology (“Ganji”)	August 6, 2015	Cayman Island	100%
Beijing Yangguang Gudi Science Development Co., Ltd. (“Yangguang Gudi”)	August 6, 2015	PRC	100%
Zhuan Spirit Holdings Limited (“Zhuan Zhuan Holding”)	March 24, 2017	Cayman Island	72.2%
Zhuan Vision Holdings Limited (“Zhuan Vision”)	April 20, 2017	Hong Kong	72.2%
Tianjin Zhuanzhuan World Technology Co., Ltd (“Tianjin Zhuanzhuan”)	June 21, 2017	PRC	72.2%
VIEs and VIEs’ subsidiaries:
Beijing 58 Information Technology Co., Ltd. (“Beijing 58”)	December 12, 2005	PRC	100%
58 Co., Ltd.	July 28, 2011	PRC	100%
Shanghai Ruijia Information Technology Co., Ltd.	March 2, 2015	PRC	100%
Beijing 58 Auto Technology Co., Ltd. (“Beijing 58 Auto”, formerly known as Beijing Leftbrain Network Technology Co., Ltd.)	November 26, 2015	PRC	78.6%
Beijing Shanjing Kechuang Network Technology Co., Ltd. (“Shanjing Kechuang”)	August 6, 2015	PRC	100%
Beijing Zhuanzhuan Spirit Technology Co., Ltd. (“Beijing Zhuanzhuan”)	April 11, 2017	PRC	72.2%

Note:

58 Daojia Inc. (“58 Home”), which was established on January 26, 2015, completed its Series A equity financing in November 2015. As certain approval rights were granted to noncontrolling preference shareholders and such rights were considered as substantive participating rights in accordance with ASC 810-10, the Company deconsolidated 58 Home, its subsidiaries and VIEs upon completion of the transaction. See Note 5 for more information.

a.	Contractual arrangements with the Group’s VIEs

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in the provision of internet content and other restricted businesses, the Group operates its platforms and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements include loan agreements, exclusive purchase option agreements, exclusive technology consulting and services agreements, intellectual property rights license agreement, equity pledge agreements, powers of attorney, business cooperation agreements and business operation agreements. These contractual agreements can be extended at the Group’s relevant PRC subsidiaries’ options prior to the expiration dates. Management concludes that these PRC domestic companies are VIEs of the Group, of which the Group is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(a) to the consolidated financial statements for the principles of consolidation.

The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through its subsidiaries, entered into with the VIEs and their Nominee Shareholders:

(i)
Contractual Arrangements with Beijing 58

The Company’s subsidiary Wanglin has entered into contractual arrangements with Beijing 58 and its shareholders described below, which are referred to as the Beijing 58 Agreements. Through the Beijing 58 Agreements, the Company exercises control over the operations of Beijing 58 and receives substantially all its economic benefits and residual returns.

Through the amended and restated exclusive business cooperation agreement between Beijing 58 and Wanglin, Wanglin agrees to provide certain technical and business support and related consulting services to Beijing 58 in exchange for service fees. In addition, pursuant to the amended and restated exclusive option agreement, Beijing 58 is prohibited from declaring and paying any dividends without Wanglin’s prior consent and Wanglin enjoys an irrevocable and exclusive option to purchase Beijing 58 shareholders’ equity interests, to the extent permitted by the applicable PRC laws, at a nominal price from Beijing Wanglintong Information Technology Co., Ltd. (“Beijing Wanglintong”), which is one of the shareholders of Beijing 58, or at a specified price equal to the loan provided by Wanglin to the individual shareholders. If the lowest price permitted under PRC laws is higher than the above price, the lowest price permitted under PRC laws shall apply. Through the arrangements, the Company can obtain all of Beijing 58’s income and all of its residual interests, such as undistributed earnings, either through dividend distribution or purchase of Beijing 58’s equity interests from its existing shareholders. As a result of the contractual arrangements, the Company consolidates Beijing 58’s financial results in its consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Beijing 58 and Wanglin, as amended and restated, Wanglin has the exclusive right to provide, among other things, technical and business support and related consulting services to Beijing 58 and Beijing 58 agrees to accept all the advices and services provided by Wanglin. Without Wanglin’s prior written consent, Beijing 58 is prohibited from engaging any third party to provide any of the services under this agreement. In addition, Wanglin exclusively owns all intellectual property rights arising from or created during the performance of this agreement. Beijing 58 agrees to pay a quarterly service fee to Wanglin at an amount determined solely by Wanglin after taking into account factors including the complexity and difficulty of the services provided, the time consumed, the seniority of the Wanglin employees providing services to Beijing 58, the value of services provided, the market prices of comparable services and the operating conditions of Beijing 58. This agreement will remain effective unless Wanglin terminates the agreement in writing or a competent governmental authority rejects the renewal applications by either Beijing 58 or Wanglin to renew its respective business license upon expiration. Beijing 58 is not permitted to terminate this agreement in any events unless required by applicable laws. In 2016, 2017 and 2018, Wanglin provided technical support services to Beijing 58 and its subsidiaries and collected service fee payments of approximately RMB41.3 million, RMB0.4 million and RMB18.7 million, respectively.

Powers of Attorney

Pursuant to the powers of attorney, each shareholder of Beijing 58 irrevocably appointed Wanglin as the attorney-in-fact to act on their behalf on all matters pertaining to Beijing 58 and to exercise all of their rights as a shareholder of Beijing 58, including but not limited to attend shareholders’ meetings, vote on their behalf on all matters of Beijing 58 requiring shareholders’ approval under the PRC laws and regulations and the articles of association of Beijing 58, and designate and appoint directors and senior management members. Wanglin may authorize or assign its rights under this appointment to any other persons or entities at its sole discretion without prior notice to the shareholders of Beijing 58. Each power of attorney will remain in force until the shareholder ceases to hold any equity interests in Beijing 58.

Equity Interest Pledge Agreements

Under the equity interest pledge agreements among Wanglin, Beijing 58 and the shareholders of Beijing 58, as amended and restated, the shareholders pledged all of their equity interests in Beijing 58 to Wanglin to guarantee Beijing 58’s and Beijing 58’s shareholders’ performance of their obligations under the contractual arrangements including but not limited to the payments due to Wanglin for services provided. If Beijing 58 or any of Beijing 58’s shareholders breaches its contractual obligations under the contractual arrangements, Wanglin, as the pledgee, will be entitled to certain rights and entitlements, including receiving proceeds from the auction or sale of the whole or part of the pledged equity interests of Beijing 58 in accordance with the legal procedures. Wanglin has the right to receive dividends generated by the pledged equity interests during the term of the pledge. If any events of default as provided in the contractual arrangements occur, Wanglin, as the pledgee, will be entitled to dispose the pledged equity interests in accordance with the PRC laws and regulations. The pledge will become effective on the date when the pledge of equity interests contemplated in these agreements are registered with the relevant local administration for industry and commerce and will remain binding until Beijing 58 and its shareholders discharge all their obligations under the contractual arrangements. These equity interest pledge agreements were registered with Chaoyang Branch of Beijing Administration for Industry and Commerce in July 2013.

Exclusive Option Agreements

Under the exclusive option agreements among Wanglin, Beijing 58 and each of the shareholders of Beijing 58, as amended and restated, irrevocably granted Wanglin or its designated representative(s) an exclusive option to purchase all or part of his, her or its equity interests in Beijing 58 to the extent permitted under PRC law. In addition, Wanglin has the option to acquire all the equity interests of Beijing 58 for either a nominal price from Beijing Wanglintong, or at a specified price equal to the loan provided by Wanglin to the individual shareholders. If the lowest price permitted under the PRC laws is higher than the above price, the lowest price permitted under the PRC laws shall apply. Wanglin and its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Wanglin’s prior written consent, Beijing 58’s shareholders shall not transfer, donate, pledge, or dispose any equity interests in Beijing 58. These agreements will remain effective until all equity interests held in Beijing 58 by the Beijing 58’s shareholders are transferred or assigned to Wanglin or Wanglin’s designated representatives. At the moment, the Company cannot exercise the exclusive option to purchase the current shareholders’ equity interests in Beijing 58 due to the PRC regulatory restrictions on foreign ownership in the value-added telecommunications services and internet content services. The Company intends to exercise such option once China opens up these industries to foreign investment.

Loan Agreements

Pursuant to the loan agreements between Wanglin and each individual shareholder of Beijing 58, Wanglin provided interest-free loans with an aggregate amount of approximately RMB7.8 million to the individual shareholders of Wanglin for the sole purpose of funding the capital of Beijing 58. The loans can be repaid by transferring the individual shareholders’ equity interests in Beijing 58 to Wanglin or its designated person pursuant to Exclusive Option Agreements. The term of each loan agreement is ten years from the date of the agreement, expiring on December 1, 2021 and can be extended with the written consent of both parties before expiration.

(ii)
Contractual Arrangements with Shanjing Kechuang

Ganji, through its PRC subsidiary, Yangguang Gudi, has entered into contractual arrangements with Shanjing Kechuang and its shareholders with terms substantially similar to those under the Beijing 58 Agreements, which are referred to as the Shanjing Kechuang Agreements. Through the Shanjing Kechuang Agreements, Ganji exercises control over the operations of Shanjing Kechuang and receives substantially all its economic benefits and residual returns. Through the exclusive business cooperation agreement between Yangguang Gudi and Shanjing Kechuang, Yangguang Gudi agrees to provide certain technical and business support and related consulting services to Shanjing Kechuang in exchange for service fees. In addition, pursuant to the exclusive option agreements, Shanjing Kechuang is prohibited from declaring and paying any dividends without Yangguang Gudi’s prior consent and Yangguang Gudi enjoys an irrevocable and exclusive option to purchase Shanjing Kechuang shareholders’ equity interests, to the extent permitted by the applicable PRC laws, at a specified price equal to the loan amount provided by Yangguang Gudi to the shareholders. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under the PRC laws shall apply. Through these arrangements, Ganji can obtain all of the income and the interests of Shanjing Kechuang, such as undistributed earnings, either through dividend distributions or purchase of equity interests of Shanjing Kechuang from its existing shareholders. As a result of the contractual arrangements, the Company, through Ganji, consolidates the financial results of Shanjing Kechuang in its consolidated financial statements in accordance with U.S. GAAP.

In January 2018, Haoyong Yang, Chunyan Guo and Yang Liu, who previously held 0.3%, 20% and 30.7% equity interests in Shanjing Kechuang transferred all their equity interests to 58 Co., Ltd, a wholly owned subsidiary of Beijing 58. Subsequent to the share transfer, Shanjing Kechuang is
100
% owned by 58 Co., Ltd.

(iii)

Contractual Arrangements with Beijing Zhuanzhuan

Zhuan Zhuan Holding, through its PRC subsidiary, Tianjin Zhuanzhuan, has entered into contractual arrangements with Beijing Zhuanzhuan and its shareholders with terms substantially similar to those under the Beijing 58 Agreements, which was referred to as the Beijing Zhuanzhuan Agreements. Through the Beijing Zhuanzhuan Agreements, Tianjin Zhuanzhuan exercises control over the operations of Beijing Zhuanzhuan and receives substantially all its economic benefits and residual returns. Through the exclusive business cooperation agreement between Tianjin Zhuanzhuan and Beijing Zhuanzhuan, Tianjin Zhuanzhuan agrees to provide certain technical and business support and related consulting services to Beijing Zhuanzhuan in exchange for service fees. In addition, pursuant to the exclusive option agreements, Beijing Zhuanzhuan is prohibited from declaring and paying any dividends without Tianjin Zhuanzhuan’s prior consent and Tianjin Zhuanzhuan enjoys an irrevocable and exclusive option to purchase Beijing Zhuanzhuan shareholders’ equity interests, to the extent permitted by applicable PRC laws, at a purchase price of RMB10 Yuan. If the lowest price permitted under PRC law is higher than the above price, the lowest price permitted under PRC law shall apply. Through these arrangements, Zhuan Zhuan Holding can obtain all of the income and the residual interests of Beijing Zhuanzhuan, such as undistributed earnings, either through dividend distributions or purchase of equity interests of Beijing Zhuanzhuan from its existing shareholders. As a result of the contractual arrangements, the Group, through Zhuan Zhuan Holding, consolidates the financial results of Beijing Zhuanzhuan in the Group’s consolidated financial statements in accordance with U.S. GAAP.

b.	Risks in Relation to the VIE Structure

It is possible that the Group’s operations of certain of its businesses through the VIEs could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current PRC law and regulations to be remote, on January 19, 2015, the Ministry of Commerce of the PRC (the “MOFCOM”) released on its Website for public comment a proposed PRC law (the “Draft FIE Law”) that appears to include VIEs within the scope of entities that could be considered to be foreign invested enterprises (or “FIEs”) that would be subject to restrictions under the existing PRC laws and regulations on foreign investments in certain categories of industries. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control.” If the Draft FIE Law is passed by the People’s Congress of the PRC and becomes effective in its current form, these provisions regarding control through contractual arrangements construed to apply to the Group’s VIE arrangements may cause the Group’s VIEs to become explicitly subject to the current restrictions on foreign investments in certain categories of industries. The Draft FIE Law includes provisions that would exempt from the definition of foreign invested enterprises entities where the ultimate controlling shareholders are either entities organized under the PRC laws or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement actions might be taken against existing VIEs that operate in restricted or prohibited industries and are not controlled by entities organized under PRC law or individuals who are PRC citizens. If the PRC authorities find out that the Group’s operations of certain of its operations and businesses through the VIEs are prohibited under the existing laws and regulations or under the Draft FIE Law assuming it becomes effective, the regulatory authorities with jurisdiction over the licensing and operations of such operations and businesses may have broad discretion in dealing with such violations, including levying fines, confiscating the Group’s income, revoking the businesses or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue any or all portion of its operations. In March 2019, a new draft of Foreign Investment Law (the “New Draft FIE Law”) was submitted to the National People’s Congress for review and was approved on March 15, 2019, which will come into effect from January 1, 2020. The approved Foreign Investment Law (the “FIE Law”) does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under FIE Law. Since the FIE Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that variable interest entities will be deemed as FIEs and be subject to restrictions in the future. Such restrictions may cause interruptions to our operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect our business, financial condition and results of operations. Any of these actions could cause significant disruption to the Group’s business operations, and have severe adverse impacts on the Group’s cash flows, financial position and operating performance.

In addition, if the legal structure and contractual arrangements were found to be in violation of any other existing PRC laws and regulations, the PRC government could:

•	revoke the Group’s business and operating licenses;

•	require the Group to discontinue or restrict operations;

•	restrict the Group’s right to collect revenues;

•	block the Group’s platforms;

•	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate its businesses, staff and assets;

•	impose additional conditions or requirements with which the Group may not be able to comply; or

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s businesses.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of any of the VIEs (through its equity interests in its subsidiaries) or the right to receive their economic benefits, the Group will no longer be able to consolidate the relevant VIE and its subsidiaries, if any. In the opinion of management, the likelihood of loss in respect of the Group's current ownership structure or the contractual arrangements with its VIEs is remote.

There is no VIE for which the Company has variable interests but is not the primary beneficiary.

As of December 31, 2018, the aggregate accumulated losses of the Group’s VIEs and VIEs’ subsidiaries were approximately RMB
1.8
billion, which has been included in the consolidated financial statements.
The following financial statement amounts and balances of the Group’s VIEs and VIEs’ subsidiaries were included in the accompanying consolidated financial statements as of December
31
,
2017
and
2018
and for the three years ended December
31
,
2016
,
2017
and
2018
:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	320,493	1,201,368
Short-term investments	1,679,516	1,162,694
Accounts receivable, net	409,759	437,985
Prepayments and other current assets	477,308	659,454
Property and equipment, net	111,962	140,600
Long-term investments	193,867	1,703,968
Intangible assets, net and goodwill	15,808,421	15,634,421
Long-term prepayments and other non-current assets	224,671	52,364
Total assets	19,225,997	20,992,854
Accounts payable	171,306	297,774
Deferred revenues	872,148	803,140
Customer advances	288,953	239,622
Taxes payable	53,629	35,583
Salary and welfare payable	233,692	295,430
Inter-company payable	2,147,993	4,326,185
Accrued expenses and other current liabilities	190,498	312,681
Deferred tax liabilities	282,603	246,858
Total liabilities	4,240,822	6,557,273

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue	2,459,689	4,086,645	4,244,322
Net income/(loss)	(457,054)	649,831	(603,099)
Net cash provided by operating activities	396,925	1,272,425	2,201,663
Net cash used in investing activities	(446,062)	(1,449,482)	(1,402,912)
Net cash provided by financing activities	28,235	3,485	80,000

Under the contractual arrangements with each of the VIEs and through their respective equity interests in their subsidiaries, the Group has the power to direct the activities of the VIEs and the VIEs’ subsidiaries and the transfer of assets out of the VIEs and the VIEs’ subsidiaries. Therefore, the Group considers that no asset of the VIEs and the VIEs’ subsidiaries can be used only to settle their obligations. As the consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors of the liabilities of the consolidated VIEs and the VIEs’ subsidiaries do not have recourse to the general credit of the Company.

The Group believes that the contractual arrangements among each of the VIEs, their respective shareholders and relevant WFOE are in compliance with the PRC laws and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if the shareholders of VIEs were to reduce their interests in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms.

The Company’s ability to control the VIEs also depends on the power of attorney and that the WFOEs have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to VIEs. As the Company is conducting its businesses mainly through VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

c.	Liquidity

The Group’s principal sources of liquidity are cash and cash equivalents, short-term investments, and cash flows generated from its operations. Cash equivalents mainly consist of time deposits with original maturities of three months or less, and highly liquid investments that are readily convertible to known amounts of cash. Short-term investments comprise investment instruments issued by commercial banks in mainland China, with variable interest rates indexed to the performances of underlying assets and maturity dates within one year.

As of December 31, 2018, the Group had cash and cash equivalents and short-term investments of approximately RMB7.0 billion, and the Group’s working capital was RMB2.2 billion. Net cash provided by the Group’s operating activities were RMB1.9 billion, RMB2.8 billion and RMB3.8 billion, respectively, for the years ended December 31, 2016, 2017 and 2018.

The Group regularly monitors current and expected liquidity requirements to ensure that it maintains sufficient cash balances and adequate credit facilities to meet its liquidity requirements in the short and long term. The Group has adopted Accounting Standards Update (“ASU”) No.2014-15 “Presentation of Financial Statements – Going Concern” which addresses management’s responsibility to evaluate whether there is a substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures if the substantial doubt exists. Based on the Group’s operating plan without considering any mitigating plan as discussed in ASU No. 2014-15, or any guarantee by related party, the management is of the opinion that, the Group’s current cash and cash equivalents and anticipated cash flow from operations provide sufficient funds to meet the working capital requirements to fund planned operations and other commitments for at least the next twelve months from the date the consolidated financial statements for the year ended December 31, 2018 are issued. As a result, the consolidated financial statements of the Group for the year ended December 31, 2018 have been prepared on a going concern basis.